Submission	May 05, 2026
Submission [Line Items]
Central Index Key	0001682149
Registrant Name	Datavault AI Inc.
Registration File Number	333-294502
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES